Share-based payments - Inputs into black scholes model (Details)	1 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2019 € / shares	Sep. 30, 2021 Y € / shares	Sep. 30, 2020 Y € / shares	Sep. 30, 2019 Y
Share-based payments
Weighted average share price ()		€ 2.95	€ 3.30	€ 3.30
Weighted average exercise price ()		€ 0.0001	€ 0.0001	€ 0.0001
Expected volatility	40.00%	50.00%	50.00%	50.00%
Expected life | Y			5	5	5
Risk-free rate	0.98%	0.10%	0.10%	0.10%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%